PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6:-PROPERTY, PLANT AND EQUIPMENT, NET

	June 30,	December 31,
	2020	2019
	Unaudited
Cost:
Factory building	$1,722	$2,081
Machinery and equipment *)	13,592	14,641
Office furniture and equipment	930	1,089
Leasehold improvements	2,238	2,004

	18,482	19,815
Accumulated depreciation:

Factory building	1,743	2,058
Machinery and equipment	5,133	8,043
Office furniture and equipment	191	389
Leasehold improvements	133	198

	7,200	10,688

Depreciated cost	$11,282	$9,127
*)	As of June 30, 2020 and December 31, 2019, $423 and $459 relate to construction-in-process of production infrastructure, respectively.

F - 13

RADA ELECTRONIC INDUSTRIES LTD.

AND ITS SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 6:-PROPERTY, PLANT AND EQUIPMENT, NET (Cont.)

Depreciation expense amounted to $1,014 and $539 for the six months period ended June 30, 2020 and 2019, respectively. The total cost of the fixed assets that disposed by the Company during the six months period ended June 30, 2020 amounts to $4,502, and it's depreciated cost amounts to $0.